Basis of preparation (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Jan. 01, 2021	Dec. 31, 2020
Common Table Line Items [Line Items]
Other reserves	€ (16.9)	€ 12.6	€ (21.7)	€ (24.5)
Reserve of change in value of forward elements of forward contracts	4.3		(4.4)	0.0
Other reserves			(26.1)	(24.5)
Translation reserve	92.8		86.3	€ 84.7
Reserve of cash flow hedges [member]
Common Table Line Items [Line Items]
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory	€ 6.8
Increase (decrease) due to changes in accounting policy [member]
Common Table Line Items [Line Items]
Other reserves			2.8
Reserve of change in value of forward elements of forward contracts			(4.4)
Other reserves			(1.6)
Translation reserve			€ 1.6